PROPERTY AND EQUIPMENT Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment of production equipment and tooling	$ 0	$ 0	$ (3,756)
Amortization expense relating to property and equipment	$ 12,492	$ 8,479	$ 8,974